Loans and Allowance for Credit Losses - Impaired Loans Average Recorded Investment and Interest Income Recognized (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 4,608	$ 4,797	$ 5,316
Interest Income Recognized	194	164	204
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	520	497	683
Interest Income Recognized	9	8	7
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	248	273	273
Interest Income Recognized	11	13	11
Residential Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,622	1,817	2,135
Interest Income Recognized	92	76	103
Other Retail [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	323	309	287
Interest Income Recognized	12	16	14
Credit Card [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	257	236	229
Interest Income Recognized		3	3
Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment		25	37
Interest Income Recognized		1	1
Total Loans, Excluding Loans Purchased from GNMA Mortgage Pools [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,970	3,157	3,644
Interest Income Recognized	124	117	139
Government National Mortgage Association [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,638	1,640	1,672
Interest Income Recognized	$ 70	$ 47	$ 65